Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Payables [Line Items]
Other payables	$ 9,667	$ 1,017
Horizon Copper Corp [Member]
Trade and Other Payables [Line Items]
Other payables	$ 8,300